Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Income Tax Disclosure [Abstract]
Effective income tax rate	33.80%	39.40%	33.60%
Goodwill impairment			$ 290
Threshhold for payment obligation resulting from tax liability related to spin off	5
Unrecognized tax benefits that would impact effective tax rate	5	1
Accrued interest and penalties on uncertain tax positions	3	2
Reasonably possible change in liability for uncertain tax positions	(3)
Reimbursement receivable net of federal benefit, resulting from spin-off				4
Valuation allowance	12	21
Federal Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal income taxes currently payable	150	49	72
Change in deferred federal income taxes	(17)	46	24
Total federal income taxes	133	95	96
Effective Federal Income Tax Reconciliation [Abstract]
Income tax expense (benefit) on operations at statutory rate	138	84	(2)
Goodwill impairment			101
Manufacturing deduction	(7)	(3)	(3)
Research tax credit	(2)		(4)
Wage credit			(1)
Tax Matters Agreement adjustment		8	(3)
Other, Net	4	6	8
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at beginning of the year	19	6	14	4
Additions based on tax positions related to the current year	5	7	2
Additions based on tax positions of prior years	1	19
Reductions based on tax positions of prior years	(14)	(12)
Settlements		(1)
Spin-off			(10)
Net change in unrecognized tax benefits	(8)	13	(8)
Unrecognized tax benefits at end of the year	11	19	6	4
Components of Deferred Tax Assets [Abstract]
Retirement benefits	366	794
Workers' compensation	248	239
Contract accounting differences		26
Provisions for accrued liabilities	36	27
Stock-based compensation	20	18
Other	16	37
Gross deferred tax assets	686	1,141
Less valuation allowance	12	21
Net deferred tax assets	674	1,120
Components of Deferred Tax Liabilities [Abstract]
Depreciation and amortization	337	366
Contract accounting differences	45
Purchased intangibles	205	212
Gross deferred tax liabilities	587	578
Net deferred tax assets presented
Net current deferred tax assets	170	213
Net non-current deferred tax assets		329
Net non-current deferred tax liabilities	(83)
Total net deferred tax assets	87	542
State income taxes
Operating Loss Carryforwards
Tax credit carryforward	22
Deferred tax asset related to operating carryforwards	$ 15